SHAREHOLDERS' EQUITY (Schedule Of Share Option Plan) (Details) - Employees Directors And Non Employees [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Options outstanding at beginning of year	8,373,745
Options granted	1,027,200
Options exercised	(11,053)
Options forfeited	(495,781)
Options expired	(238,390)
Options outstanding at end of year	8,655,721	8,373,745
Exercisable at end of year	5,920,552
Weighted average exercise price
Options outstanding at beginning of year	$ 4.65
Options granted	1.88
Options exercised	0.94
Options forfeited	3.33
Options expired	7.67
Options outstanding at end of year	4.31	$ 4.65
Exercisable at end of year	$ 5.36
Weighted average remaining contractual life
Options outstanding	6 years 18 days	6 years 7 months 9 days
Exercisable at end of year	4 years 11 months 4 days
Aggregate intrinsic value
Options outstanding at end of year	$ 802	$ 1,912
Exercisable at end of year	$ 286